Organization and Significant Accounting Policies - Fair Value Measurement and Unobservable Rollforward Activity of Liabilities (Detail) - USD ($)			12 Months Ended
	Apr. 14, 2015	Jun. 16, 2014	Dec. 31, 2015	Dec. 31, 2014
Fair Value Disclosures [Abstract]
Adjustments to estimated fair value	$ (388,000)	$ (1,271,000)	$ (1,980,000)	$ (2,405,000)
Warrants [Member]
Fair Value Disclosures [Abstract]
Beginning balance			4,216,000	4,925,000
Issuances of warrants				4,831,000
Exercise of warrants			(1,997,000)	(104,000)
Adjustments to estimated fair value			(1,980,000)	(2,405,000)
Warrants exchanged for common stock				(3,031,000)
Ending balance			$ 239,000	$ 4,216,000